American Century World Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

[american century investments logo and text logo]

EMERGING MARKETS FUND * GLOBAL GROWTH FUND * INTERNATIONAL DISCOVERY FUND
INTERNATIONAL GROWTH FUND * INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL STOCK FUND * INTERNATIONAL VALUE FUND * LIFE SCIENCES FUND
NT EMERGING MARKETS FUND * NT INTERNATIONAL GROWTH FUND * TECHNOLOGY FUND

Supplement dated July 1, 2008 * Statement of Additional  Information dated April
1, 2008

THE ENTRIES FOR HELEN O'DONNELL ON PAGES 43 AND 47 ARE DELETED.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-61185 0807